Revenue - Summary of revenue recognized in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of contract liabilities [line items]
Revenue recognized during the year	$ 11,992	$ 11,355
Payment in advance of services [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	9,114	7,695
Advance billings [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	2,742	3,168
Others [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	$ 136	$ 492